Summary of foreign currency sensitivity (Details) - Currency risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
United States of America Dollars Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ 13,323	₨ 4,467
Euro Member Countries Euro Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	263	5,645
United Kingdom Pounds Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	1,487	2,479
Singapore Dollars Against India Rupees [member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ 177	₨ (215)